INTANGIBLE ASSET, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 73	$ 0
Android platform [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 528